Summary of Significant Accounting Policies - Schedule of Derivative Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Cash	$ 6,425,670	$ 3,326,851	$ 1,154,901
Derivative liabilities		369,158	68,455
Total		3,696,009	1,223,356
Fair Value, Inputs, Level 1 [Member]
Derivative [Line Items]
Cash		3,326,851	1,154,901
Derivative liabilities
Total		3,326,851	1,154,901
Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Cash
Derivative liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Cash
Derivative liabilities		369,158	68,455
Total		$ 369,158	$ 68,455